Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases 1 [Abstract]
Additions to right-of-use assets	€ 9.0	€ 74.4
Total cash outflow for leases	39.6	43.6	€ 46.0
Undiscounted potential future lease payments related to renewal options not included in lease liabilities until 2049	€ 253.6	€ 152.1